UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick N. Sommerfield
Title:    Vice-President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Patrick N. Sommerfield  Cedarburg, WI   April 22, 2013
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:    97

Form 13F Information Table Entry Total:       $197,465,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101      675  6351.00 SH       Sole                                    6351.00
Abbott Laboratories            cs               002824100     2730 77297.00 SH       Sole                                   77297.00
Abbvie Inc                     cs               00287y109     3491 85597.00 SH       Sole                                   85597.00
Accenture Ltd Bermuda Cl A     cs               g1151c101      397  5220.00 SH       Sole                                    5220.00
Alliance Data Systems Corp     cs               018581108      208  1285.00 SH       Sole                                    1285.00
Altria Group Inc               cs               02209s103      977 28412.00 SH       Sole                                   28412.00
American Electric Power Inc    cs               025537101     1783 36660.00 SH       Sole                                   36660.00
Anadarko Petroleum Corp        cs               032511107      423  4840.00 SH       Sole                                    4840.00
Apple Inc                      cs               037833100      976  2204.00 SH       Sole                                    2204.00
AT&T Inc                       cs               00206r102     6262 170669.00SH       Sole                                  170669.00
Automatic Data Processing Inc  cs               053015103      975 14992.00 SH       Sole                                   14992.00
Bank Montreal Que              cs               063671101      553  8780.00 SH       Sole                                    8780.00
Barrick Gold Corp              cs               067901108     1778 60470.12 SH       Sole                                   60470.12
Baxter Intl Inc                cs               071813109      217  2982.00 SH       Sole                                    2982.00
BCE Inc                        cs               05534b760     2246 48115.00 SH       Sole                                   48115.00
BlackRock Inc                  cs               09247x101      259  1010.00 SH       Sole                                    1010.00
Bristol-Myers Squibb Co        cs               110122108     5612 136251.00SH       Sole                                  136251.00
Caterpillar Inc                cs               149123101     2079 23905.00 SH       Sole                                   23905.00
CenterPoint Energy Inc         cs               15189t107      259 10795.00 SH       Sole                                   10795.00
Chevron Corp                   cs               166764100     8022 67512.00 SH       Sole                                   67512.00
Coca-Cola Co                   cs               191216100     1521 37610.00 SH       Sole                                   37610.00
Colgate Palmolive Co           cs               194162103      142  1205.00 SH       Sole                                    1205.00
ConocoPhillips                 cs               20825c104      542  9020.00 SH       Sole                                    9020.00
CVS Caremark Corporation       cs               126650100      396  7200.00 SH       Sole                                    7200.00
Darden Restaurants Inc         cs               237194105      573 11085.00 SH       Sole                                   11085.00
Deere & Co                     cs               244199105     1260 14650.00 SH       Sole                                   14650.00
Dominion Resources Inc VA      cs               25746u109     4763 81858.94 SH       Sole                                   81858.94
Du Pont E I de Nemours & Co    cs               263534109     2804 57029.00 SH       Sole                                   57029.00
Duke Energy Corp               cs               26441c204     4334 59709.00 SH       Sole                                   59709.00
EMC Corp MA                    cs               268648102     1179 49360.00 SH       Sole                                   49360.00
Emerson Electric Co            cs               291011104     2835 50741.62 SH       Sole                                   50741.62
Express Scripts Holding Co     cs               30219g108      332  5760.00 SH       Sole                                    5760.00
Exxon Mobil Corp               cs               30231g102     5771 64040.72 SH       Sole                                   64040.72
Fastenal Co                    cs               311900104      233  4530.00 SH       Sole                                    4530.00
First American Bankshares      cs                              819  1260.00 SH       Sole                                    1260.00
General Electric Co            cs               369604103     1567 67762.00 SH       Sole                                   67762.00
General Mills Inc              cs               370334104     2763 56037.00 SH       Sole                                   56037.00
Genuine Parts Co               cs               372460105     2998 38435.00 SH       Sole                                   38435.00
Goldcorp Inc                   cs               380956409     4828 143558.02SH       Sole                                  143558.02
Grainger W W Inc               cs               384802104     1974  8772.00 SH       Sole                                    8772.00
Hain Celestial Group Inc       cs               405217100      429  7025.00 SH       Sole                                    7025.00
Heinz H J Co                   cs               423074103      709  9815.00 SH       Sole                                    9815.00
Honeywell Intl Inc             cs               438516106     2369 31435.00 SH       Sole                                   31435.00
Illinois Tool Works Inc        cs               452308109     4010 65797.00 SH       Sole                                   65797.00
Intel Corp                     cs               458140100     1667 76350.00 SH       Sole                                   76350.00
International Business Machine cs               459200101     2822 13232.00 SH       Sole                                   13232.00
Invesco Ltd                    cs               g491bt108      327 11285.00 SH       Sole                                   11285.00
Johnson & Johnson              cs               478160104     6313 77429.10 SH       Sole                                   77429.10
Kellogg Co                     cs               487836108     1709 26524.00 SH       Sole                                   26524.00
Kimberly Clark Corp            cs               494368103      750  7659.00 SH       Sole                                    7659.00
Kinder Morgan Inc              cs               49456b101      942 24350.00 SH       Sole                                   24350.00
Kohls Corp                     cs               500255104     2186 47385.00 SH       Sole                                   47385.00
Lockheed Martin Corp           cs               539830109      556  5765.00 SH       Sole                                    5765.00
ManpowerGroup                  cs               56418h100      227  4000.00 SH       Sole                                    4000.00
McDonalds Corp                 cs               580135101     5471 54884.42 SH       Sole                                   54884.42
Merck & Co Inc                 cs               58933y105     4588 103800.04SH       Sole                                  103800.04
Newmont Mining Corp            cs               651639106      617 14720.00 SH       Sole                                   14720.00
NextEra Energy Inc             cs               65339f101     3160 40674.00 SH       Sole                                   40674.00
Nike Inc Cl B                  cs               654106103      782 13260.00 SH       Sole                                   13260.00
Northern States Financial Corp cs               665751103        7 11250.00 SH       Sole                                   11250.00
Occidental Petroleum Corp      cs               674599105     2728 34804.71 SH       Sole                                   34804.71
Oracle Corp                    cs               68389x105      586 18140.00 SH       Sole                                   18140.00
PepsiCo Inc                    cs               713448108     4485 56697.68 SH       Sole                                   56697.68
Pfizer Inc                     cs               717081103      288  9981.00 SH       Sole                                    9981.00
Philip Morris Intl Inc         cs               718172109     5258 56715.00 SH       Sole                                   56715.00
Phillips 66                    cs               718546104      253  3610.00 SH       Sole                                    3610.00
PNC Financial Services Group I cs               693475105      791 11890.00 SH       Sole                                   11890.00
Procter & Gamble Co            cs               742718109     5695 73902.00 SH       Sole                                   73902.00
Quad / Graphics Inc Cl A       cs               747301109     1370 57228.00 SH       Sole                                   57228.00
Qualcomm Inc                   cs               747525103     1729 25835.00 SH       Sole                                   25835.00
Schlumberger Ltd               cs               806857108     3545 47339.04 SH       Sole                                   47339.04
Seadrill Limited               cs               g7945e105     1301 34975.00 SH       Sole                                   34975.00
Southern Co                    cs               842587107     2349 50059.24 SH       Sole                                   50059.24
Suncor Energy Inc              cs               867224107      573 19105.00 SH       Sole                                   19105.00
Sysco Corp                     cs               871829107     1296 36858.00 SH       Sole                                   36858.00
Union Pacific Corp             cs               907818108     4468 31371.67 SH       Sole                                   31371.67
UnitedHealth Group Inc         cs               91324p102     1239 21655.00 SH       Sole                                   21655.00
Verizon Communications Inc     cs               92343v104     6356 129309.00SH       Sole                                  129309.00
Walgreen Co                    cs               931422109     3169 66469.00 SH       Sole                                   66469.00
Whole Foods Mkt Inc            cs               966837106      769  8860.00 SH       Sole                                    8860.00
Wisconsin Energy Corp          cs               976657106      858 20001.00 SH       Sole                                   20001.00
Yum Brands Inc                 cs               988498101     5263 73155.00 SH       Sole                                   73155.00
BP PLC Sp ADR                  ad               055622104      200  4725.00 SH       Sole                                    4725.00
Diageo PLC Sp ADR              ad               25243q205     3065 24360.00 SH       Sole                                   24360.00
GlaxoSmithKline PLC Sp ADR     ad               37733w105     3422 72945.00 SH       Sole                                   72945.00
National Grid PLC Sp ADR       ad               636274300      182  3135.00 SH       Sole                                    3135.00
Nestle SA Sp ADR               ad               641069406     4027 55548.00 SH       Sole                                   55548.00
Novartis AG Sp ADR             ad               66987v109     1355 19025.00 SH       Sole                                   19025.00
Novo-Nordisk AS ADR            ad               670100205      370  2290.00 SH       Sole                                    2290.00
PetroChina Co Ltd Sp ADR       ad               71646e100     2515 19080.00 SH       Sole                                   19080.00
Royal Dutch Shell PLC Sp ADR B ad               780259107     3099 46375.00 SH       Sole                                   46375.00
iShares Tr DJ Select Div Index ui               464287168      444  6996.00 SH       Sole                                    6996.00
iShares Tr Russell 3000        ui               464287689      605  6470.00 SH       Sole                                    6470.00
Market Vectors ETF Tr Gold Min ui               57060u100      386 10200.00 SH       Sole                                   10200.00
SPDR Series Trust S&P Biotech  ui               78464a870      339  3390.00 SH       Sole                                    3390.00
Digital Realty Trust Inc                        253868103     1484 22174.00 SH       Sole                                   22174.00
HCP Inc                                         40414l109      410  8225.00 SH       Sole                                    8225.00

											FORM 13F INFORMATION TABLE